NUMEREX CORP (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Dec. 07, 2017	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition [Line Items]
Payments to Acquire Business Six, Net of Cash Acquired			$ 0	$ 0	$ 9,471
Issuance of common shares			77,213
Goodwill, Acquired During Period			51,848	2,702
Business Combination, Consideration Transferred	$ 97,501
Goodwill		$ 218,516	218,516	154,114	$ 156,488
NUMEREX [Member]
Business Acquisition [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	3,580,832
Business Acquisition, Pro Forma Revenue			747,719	$ 686,252
Payments to Acquire Business Six, Net of Cash Acquired	$ 20,155
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual		3,100
Finite-lived Intangible Assets Acquired	$ 45,700
Cash Acquired from Acquisition		1,430	1,430
Business Acquisition, Effective Date of Acquisition	Dec. 07, 2017
Issuance of common shares	$ 77,346
Goodwill, Acquired During Period	50,642
Deferred income tax	1,049
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment	7,244
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	45,700
Goodwill	50,642
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities	(1,147)
Other working capital acquired from acquisition	(7,417)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net	97,501
Business Acquisition, Goodwill, Expected Tax Deductible Amount	5,800
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual		$ 800
Business Combination, Acquisition Related Costs			4,000
Payments of Debt Issuance Costs			$ 100
NUMEREX [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Finite-lived Intangible Assets Acquired	$ 26,270
Finite-Lived Intangible Asset, Useful Life	9 years
NUMEREX [Member] | Brand [Member]
Business Acquisition [Line Items]
Finite-lived Intangible Assets Acquired	$ 9,220
Finite-Lived Intangible Asset, Useful Life	13 years
NUMEREX [Member] | Existing Technology [Member]
Business Acquisition [Line Items]
Finite-lived Intangible Assets Acquired	$ 10,210
Finite-Lived Intangible Asset, Useful Life	3 years